Note 9 - Staff Numbers and Costs (Details Textual)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Statement Line Items [Line Items]
Key management personnel compensation, short-term employee benefits	$ 1,578,000	$ 1,949,000	$ 1,009,000
Directors [Member]
Statement Line Items [Line Items]
Key management personnel compensation, short-term employee benefits	376,584	675,806	536,979
Highest Paid Director [Member]
Statement Line Items [Line Items]
Key management personnel compensation, short-term employee benefits	$ 91,029	$ 92,119	$ 205,673
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Number of employees	10	10	7